Selected cash flow information - Changes in Non-Cash Operating Items (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash Flow Statement [Abstract]
Trade receivables	$ (10.6)	$ 3.4	$ (3.1)
Inventories	(141.8)	(87.3)	(39.5)
Other current assets	6.1	(10.3)	(5.6)
Accounts payable and accrued liabilities	(1.3)	(14.7)	41.5
Provisions	14.5	5.6	1.6
Deferred rent	0.0	3.3	2.3
Other	2.5	(0.7)	0.5
Change in non-cash operating items	$ (130.6)	$ (100.7)	$ (2.3)